Note 13 - Other (Charges) Income, Net (Tables)	12 Months Ended
Dec. 31, 2015
Table [Text Block]
Schedule of Other Nonoperating Income, by Component [Table Text Block]

NOTE 13:  OTHER (CHARGES) INCOME, NET

	Successor			Predecessor
(in millions)	Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Income (charges):
Interest income	$1	$6	$3	$3
Loss on foreign exchange transactions (1)	(17)	(22)	(5)	(7)
Other	(5)	(5)	12	(9)
Total	$(21)	$(21)	$10	$(13)